TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables
Schedule of trade receivables

			Consolidated
	Ref.	12/31/2025	12/31/2024
Trade receivables
Third parties
In Brazil		1,241,180	1,457,840
Abroad		1,304,707	1,563,075
		2,545,887	3,020,915
Estimated credit losses		(246,153)	(212,088)
		2,299,734	2,808,827
Related parties	24.b	97,299	92,171
		2,397,033	2,900,998

Schedule of gross accounts receivable from third party customers

		Consolidated
	12/31/2025	12/31/2024
Current	1,928,230	2,522,661
Past-due up to 30 days	322,295	180,249
Past-due up to 180 days	71,947	139,106
Past-due over 180 days	223,415	178,899
	2,545,887	3,020,915

Schedule of changes in expected credit losses

		Consolidated
	12/31/2025	12/31/2024
Opening balance	(212,088)	(226,053)
(Loss)/Reversal estimated	(32,660)	3,964
Recovery and write-offs of receivables	6,164	10,001
Acquisition of stakes in subsidiaries	(7,569)
Closing balance	(246,153)	(212,088)